Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies
Beginning	$ 0
New convertible note issued	1,999,990
Change in fair value of convertible note	165,704
Conversion of convertible notes	(438,000)
Ending balance	$ 1,727,694